Asset retirement obligations - Summary of asset retirement obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	$ 109,873	$ 135,455
Accretion during the year	4,718	2,242
Revisions to estimate	18,437	(14,311)
Settlements	(3,591)	(3,202)
Reclassified to liabilities associated with assets held for sale	(328)	(10,311)
Ending Balance	129,109	109,873
Less: Current liability portion	(4,019)	(3,980)
Non-current liability portion	125,090	105,893
Estimated undiscounted amount	212,709	185,668
Turkiye
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	54,521	54,594
Accretion during the year	2,224	965
Revisions to estimate	20,095	161
Settlements	(483)	(1,199)
Reclassified to liabilities associated with assets held for sale	0	0
Ending Balance	76,357	54,521
Less: Current liability portion	0	0
Non-current liability portion	76,357	54,521
Estimated undiscounted amount	127,181	92,673
Canada
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	14,215	15,838
Accretion during the year	336	144
Revisions to estimate	757	(1,767)
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	0	0
Ending Balance	15,308	14,215
Less: Current liability portion	0	0
Non-current liability portion	15,308	14,215
Estimated undiscounted amount	20,757	20,022
Greece
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	41,137	51,535
Accretion during the year	1,731	871
Revisions to estimate	(2,316)	(9,266)
Settlements	(3,108)	(2,003)
Reclassified to liabilities associated with assets held for sale	0	0
Ending Balance	37,444	41,137
Less: Current liability portion	(4,019)	(3,980)
Non-current liability portion	33,425	37,157
Estimated undiscounted amount	64,771	72,973
Romania
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	0	13,488
Accretion during the year	427	262
Revisions to estimate	(99)	(3,439)
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	(328)	(10,311)
Ending Balance	0	0
Less: Current liability portion	0	0
Non-current liability portion	0	0
Estimated undiscounted amount	$ 0	$ 0